Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Risk Management [Abstract]
Maturity Analysis for Non-Derivative Financial Liabilities	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	12/31/2024	12/31/2023

Due < 1 year	16.9	15.8
Due 1 - 5 years	135.8	145.4
Due > 5 years	178.5	224.5
Commitments for future lease obligations	331.1	385.7
Contractual maturities of On’s undiscounted financial liabilities:

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2024

Trade payables	166.5	—	—	—	166.5
Current lease liabilities	19.1	25.1	—	—	44.2
Other financial liabilities	36.5	14.8	—	—	51.3
Other current financial liabilities	55.7	39.8	—	—	95.5
Non-current lease liabilities	—	—	211.4	123.7	335.1
Other non-current financial liabilities	—	—	1.7	—	1.7
Other non-current financial liabilities	—	—	213.1	123.7	336.8

(CHF in millions)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2023

Trade payables	65.1	—	—	—	65.1
Current lease liabilities	11.7	35.2	—	—	46.9
Other financial liabilities	14.8	—	—	—	14.8
Other current financial liabilities	26.5	35.2	—	—	61.7
Non-current lease liabilities	—	—	135.1	81.3	216.4
Other non-current financial liabilities	—	—	135.1	81.3	216.4

Disclosure of Assets Pledged as Collateral	The following assets have been pledged in relation to the credit facility:

(CHF in millions)	12/31/2024	12/31/2023

Trade receivables	280.8	145.8
Inventory	211.7	285.2
Assets pledged	492.5	431.0